Fair Value Measurements and Financial Instruments - Schedule of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities	$ 1,068,913	$ 983,279	$ 94,455
Available for sale debt securities	69,261	69,984
Available for sale debt securities	69,261	69,984
Marketable securities	1,068,913	983,279	94,455
Equity securities	244,503	298,689	380,756
Available for sale debt securities	179,939	163,016
Liabilities:
Interest rate swaps			9,215
Total current liabilities			(9,215)
Interest rate swaps			18,902
Total non-currentliabilities			(18,902)
Fair Value, Recurring
Assets:
Available for sale debt securities	69,261	69,984	60,211
Total current assets	1,431,273	1,229,243	320,781
Available for sale debt securities	69,261	69,984	60,211
Total current assets	1,431,273	1,229,243	320,781
Equity securities	244,503	298,689	380,756
Available for sale debt securities	157,539	144,416	131,280
Liabilities:
Total non-currentassets	427,326	467,144	554,351
Fair Value, Recurring | Commercial Paper
Assets:
Marketable securities	369,037	444,554	12,877
Marketable securities	369,037	444,554	12,877
Fair Value, Recurring | Certificates of Deposit
Assets:
Marketable securities	699,876	505,971	21,367
Marketable securities	699,876	505,971	21,367
Fair Value, Recurring | Forwards
Assets:
Derivatives	22,400	18,600	30,815
Fair Value, Recurring | Warrant
Assets:
Derivatives	2,884	5,439	11,500
Fair Value, Recurring | Corporate Debt Securities
Assets:
Marketable securities		32,754
Marketable securities		32,754
Fair Value, Recurring | Interest Rate Swap
Liabilities:
Interest rate swaps			(9,215)
Interest rate swaps			(18,902)
Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalents	201,439	24,302	222,326
Cash equivalents	201,439	24,302	222,326
Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalents	91,660	74,502	4,000
Cash equivalents	91,660	74,502	4,000
Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalents		77,176
Cash equivalents		77,176
Level 1
Liabilities:
Total current liabilities			0
Total non-currentliabilities			0
Level 1 | Fair Value, Recurring
Assets:
Available for sale debt securities	0	0	0
Total current assets	201,439	24,302	222,326
Available for sale debt securities	0	0	0
Total current assets	201,439	24,302	222,326
Equity securities	244,503	298,689	380,756
Available for sale debt securities	0	0	0
Liabilities:
Total non-currentassets	244,503	298,689	380,756
Level 1 | Fair Value, Recurring | Commercial Paper
Assets:
Marketable securities	0	0	0
Marketable securities	0	0	0
Level 1 | Fair Value, Recurring | Certificates of Deposit
Assets:
Marketable securities	0	0	0
Marketable securities	0	0	0
Level 1 | Fair Value, Recurring | Forwards
Assets:
Derivatives	0	0	0
Level 1 | Fair Value, Recurring | Warrant
Assets:
Derivatives	0	0	0
Level 1 | Fair Value, Recurring | Corporate Debt Securities
Assets:
Marketable securities		0
Marketable securities		0
Level 1 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Interest rate swaps			0
Interest rate swaps			0
Level 1 | Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalents	201,439	24,302	222,326
Cash equivalents	201,439	24,302	222,326
Level 1 | Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalents	0	0	0
Cash equivalents	0	0	0
Level 1 | Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalents		0
Cash equivalents		0
Level 2
Liabilities:
Total current liabilities			(9,215)
Total non-currentliabilities			(18,902)
Level 2 | Fair Value, Recurring
Assets:
Available for sale debt securities	0	0	60,211
Total current assets	1,160,573	1,134,957	98,455
Available for sale debt securities	0	0	60,211
Total current assets	1,160,573	1,134,957	98,455
Equity securities	0	0	0
Available for sale debt securities	0	0	0
Liabilities:
Total non-currentassets	2,884	5,439	42,315
Level 2 | Fair Value, Recurring | Commercial Paper
Assets:
Marketable securities	369,037	444,554	12,877
Marketable securities	369,037	444,554	12,877
Level 2 | Fair Value, Recurring | Certificates of Deposit
Assets:
Marketable securities	699,876	505,971	21,367
Marketable securities	699,876	505,971	21,367
Level 2 | Fair Value, Recurring | Forwards
Assets:
Derivatives	0	0	30,815
Level 2 | Fair Value, Recurring | Warrant
Assets:
Derivatives	2,884	5,439	11,500
Level 2 | Fair Value, Recurring | Corporate Debt Securities
Assets:
Marketable securities		32,754
Marketable securities		32,754
Level 2 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Interest rate swaps			(9,215)
Interest rate swaps			(18,902)
Level 2 | Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalents	0	0	0
Cash equivalents	0	0	0
Level 2 | Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalents	91,660	74,502	4,000
Cash equivalents	91,660	74,502	4,000
Level 2 | Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalents		77,176
Cash equivalents		77,176
Level 3
Liabilities:
Total current liabilities			0
Total non-currentliabilities			0
Level 3 | Fair Value, Recurring
Assets:
Available for sale debt securities	69,261	69,984	0
Total current assets	69,261	69,984	0
Available for sale debt securities	69,261	69,984	0
Total current assets	69,261	69,984	0
Equity securities	0	0	0
Available for sale debt securities	157,539	144,416	131,280
Liabilities:
Total non-currentassets	179,939	163,016	131,280
Level 3 | Fair Value, Recurring | Commercial Paper
Assets:
Marketable securities	0	0	0
Marketable securities	0	0	0
Level 3 | Fair Value, Recurring | Certificates of Deposit
Assets:
Marketable securities	0	0	0
Marketable securities	0	0	0
Level 3 | Fair Value, Recurring | Forwards
Assets:
Derivatives	22,400	18,600	0
Level 3 | Fair Value, Recurring | Warrant
Assets:
Derivatives		0	0
Level 3 | Fair Value, Recurring | Corporate Debt Securities
Assets:
Marketable securities		0
Marketable securities		0
Level 3 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Interest rate swaps			0
Interest rate swaps			0
Level 3 | Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalents	0	0	0
Cash equivalents	0	0	0
Level 3 | Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalents	0	0	0
Cash equivalents	$ 0	0	$ 0
Level 3 | Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalents		0
Cash equivalents		$ 0